Commitments and Contingencies (Details)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 USD ($)
Commitments and Contingencies [Abstract]
Commitments amount
Final Settlement					9,225	$ 12,500
Contributed value					158,603
Total revenue	$ 527,478	$ 554,654	$ 1,747,570	$ 1,014,004	$ 1,712,595		$ 766,277
Revenue percentage					9.26%